Provisions for Sundry Creditors - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Discount rate effect in provision against fixed assets	$ 4,454,106	$ 4,555,692	$ 3,318,384
Bottom of range [member] | U.S [member]
Disclosure of other provisions [line items]
Discount rate yield	3.114%	3.268%	3.279%
Top of range [member] | U.S [member]
Disclosure of other provisions [line items]
Discount rate yield	8.04%	7.799%	6.96%